Investment Property	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTY.
Investment Property

17.  INVESTMENT PROPERTY

The investment property breakdown and activity during 2020 and 2019 are detailed as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance at January 1, 2019	9,189,377	(1,632,021)	7,557,356
Depreciation expense	—	(19,812)	(19,812)
Impairment loss recognized in the income statement	—	(742,389)	(742,389)
Balance at December 31, 2019	9,189,377	(2,394,222)	6,795,155
Depreciation expense	—	(19,812)	(19,812)
Reversals of impairment recognized in the income statement	—	646,597	646,597
Balance at December 31, 2020	9,189,377	(1,767,437)	7,421,940

During 2020 and 2019, no real estate property has been sold.

-	Fair value measurement and hierarchy

As of December 31, 2020, and 2019, the fair value of the investment was ThCh$8,484,901 and ThCh$7,880,432 respectively. This value was determined according to independent appraisals.

The input data used in this valuation are considered to be Level 3 for the purposes of the fair value hierarchy.

The fair value hierarchy for investment properties is the following:

	Fair value measured as of December 31, 2020
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,484,901

   See Note 3.h.

The revenue and expenses derived from investment properties for the years ended December 31, 2020, 2019 and 2018, are detailed as follows:

	2020	2019	2018
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	196,955	202,896	204,166
Direct operating expenses from investment properties that generate rental income	(36,761)	(44,136)	(56,327)
Total	160,194	158,760	147,839

There are no contracts for repairs, maintenance, acquisition, construction, or development which represent future obligations for the Group as of December 31, 2020 and 2019.

The Group has engaged insurance policies to cover the possible risks to which the different elements of its real estate investments are exposed, as well as potential claims that may arise due to the performance of its activities, with the understanding that these policies sufficiently cover these risks.